Reverse Recapitalization - Schedule of Cash Flows and Equity (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash - Tiga, trust and cash, net of redemptions	$ 5,182
Cash - Exercise of Forward Purchase Agreement	100,000	$ 100,000	$ 0
Cash received from business combination	105,182
Less: Non-cash net liabilities assumed from Tiga	(1,754)
Less: Fair value of Public and Private Warrants	39,228	39,228
Less: Transaction costs for Tiga	(17,421)
Less: Transaction costs for Grindr allocated to equity	(9,933)
Net effect of Business Combination on equity	36,846
Less: Transaction costs for Grindr allocated to warrant liability	(2,302)
Transaction costs incurred but not yet paid		1,196	0
Add: Non-cash net liabilities assumed from Tiga	1,754
Add: Fair value of Public and Private Warrants	(39,228)	(39,228)
Net cash contributions from Business Combination	76,722
As presented in the consolidated statements of stockholders' equity:
Issuance of common stock in the Business Combination, net of transaction costs	(65,983)	65,983	(30,000)
Exercise of Forward Purchase Agreement	102,829	(102,830)
Net effect of Business Combination on equity	36,846
As presented in the consolidated statements of cash flows:
Proceeds from issuance of common stock in the Business Combination	5,182	5,182	0
Proceeds from exercise of Forward Purchase Agreement	100,000	$ 100,000	$ 0
Transaction costs paid in connection with the Business Combination	(28,460)
Net cash contributions from Business Combination	$ 76,722